LEASES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Leases
SCHEDULE OF LEASE ASSETS AND LIABILITIES

Below is a summary of our lease assets and liabilities at May 31, 2025 and February 28, 2025.

Leases	Classification	May 31, 2025	February 28, 2025
Assets
Operating	Operating Lease Assets	$1,044,802	$1,010,545
Liabilities
Current
Operating	Current Operating Lease Liability	$217,222	$197,349
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	810,513	810,513
Total lease liabilities		$1,027,735	$1,007,862

Below is a summary of our lease assets and liabilities at February 28, 2025 and February 29, 2024.

Leases	Classification	February 28, 2025	February 29, 2024
Assets
Operating	Operating Lease Assets	$1,010,545	$1,139,188
Liabilities
Current
Operating	Current Operating Lease Liability	$197,349	$237,653
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	810,513	889,360
Total lease liabilities		$1,007,862	$1,127,013